Property plant and equipment	12 Months Ended
Jun. 30, 2022
Property plant and equipment
10. Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2022 and 2021 were as follows:

	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Balance as of June 30, 2020	58,450	2,780	15,864	1,943	52,004	16,634	147,675
Costs	64,204	5,051	35,020	6,392	235,127	38,636	384,430
Accumulated depreciation	(5,754)	(2,271)	(19,156)	(4,449)	(183,123)	(22,002)	(236,755)
Net book amount at June 30, 2020	58,450	2,780	15,864	1,943	52,004	16,634	147,675

Additions	2,188	234	461	159	952	1,546	5,540
Disposals	(958)	-	(144)	(11)	(90)	(180)	(1,383)
Deconsolidation	(10,006)	-	(7,027)	(1,304)	(46,443)	(13,914)	(78,694)
Currency translation adjustment	(1,589)	-	(512)	(108)	(3,747)	(1,118)	(7,074)
Transfers	3,276	-	3,298	2	-	25	6,601
Depreciation charge (ii)	(677)	(771)	(735)	(195)	(2,676)	(1,828)	(6,882)
Balance as of June 30, 2021	50,684	2,243	11,205	486	-	1,165	65,783

Costs	57,115	5,285	31,096	5,130	185,799	24,995	309,420
Accumulated depreciation	(6,431)	(3,042)	(19,891)	(4,644)	(185,799)	(23,830)	(243,637)
Net book amount at June 30, 2021	50,684	2,243	11,205	486	-	1,165	65,783

Additions	2,113	617	692	156	-	444	4,022
Disposals	(1,714)	(5)	(22)	(2)	-	(24)	(1,767)
Transfers	3,202	(6)	1,498	19	-	-	4,713
Depreciation charge (ii)	(576)	(719)	(634)	(188)	-	(167)	(2,284)
Transfer to assets held for sale	(1,177)	-	-	-	-	-	(1,177)
Currency translation adjustment	(8,961)	(521)	(162)	-	-	(214)	(9,858)
Balance as of June 30, 2022	43,571	1,609	12,577	471	-	1,204	59,432

Costs	47,875	3,768	17,168	4,855	-	2,601	76,267
Accumulated depreciation	(4,304)	(2,159)	(4,591)	(4,384)	-	(1,397)	(16,835)
Net book amount at June 30, 2022	43,571	1,609	12,577	471	-	1,204	59,432

(i)	Includes furniture and fixtures and vehicles.
(ii)

Amortization charge was recognized in the amount of ARS 577 and ARS 692 under "Costs", in the amount of ARS 279 and ARS 328 under "General and administrative expenses" and ARS 15 and ARS 11 under "Selling expenses" as of June 30, 2022 and 2021, respectively in the Statements of Income and Other Comprehensive Income (Note 27) and ARS 1,413 and ARS 1,404 were capitalized as part of biological assets’ cost. In addition, a charge of ARS 4,447 was recognized under "Discontinued operations" as of June 30, 2021.

(iii)	Corresponds to the plantation of sugarcane with a useful life of more than one year.